UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7136

Name of Fund:  MuniYield Pennsylvania Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield Pennsylvania Insured Fund, Inc., 800 Scudders Mill
   Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Pennsylvania Insured Fund

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Pennsylvania - 135.8%

       AAA      Aaa     $ 2,000  Allegheny County, Pennsylvania, Hospital Development Authority, Health
                                 Center Revenue Bonds (University of Pittsburgh Medical Center Health
                                 System), Series B, 6% due 7/01/2026(d)                                          $    2,282

                                 Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds(d):
       AAA      Aaa       3,660      5.75% due 12/01/2018                                                             4,114
       AAA      Aaa       9,000      5.50% due 12/01/2024                                                             9,534
       AAA      NR*       5,000      DRIVERS, Series 374, 9.381% due 6/01/2008(g)                                     5,488

       NR*      Aaa       4,500  Bucks County, Pennsylvania, Water and Sewer Authority Revenue Refunding
                                 Bonds (Neshaminy Interceptor Sewer System), 5.60% due 6/01/2024(a)                   4,838

       AAA      Aaa       1,000  Dauphin County, Pennsylvania, GO, Series C, 5% due 3/01/2024(d)                      1,018

       AAA      Aaa       5,000  Delaware County, Pennsylvania, IDA Revenue Bonds (Pennsylvania Suburban
                                 Water Company Project), AMT, Series A, 5.15% due 9/01/2032(a)                        4,992

       AA-      Aa3       1,500  Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                                 Revenue Bonds, 5.75% due 7/01/2032                                                   1,662

       AAA      Aaa       4,000  Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding
                                 Bonds, 5% due 8/15/2023(d)                                                           4,057

       AAA      Aaa       3,280  Johnstown, Pennsylvania, GO, Refunding, 6.45% due 10/01/2019(c)                      3,305

       A-       NR*       4,000  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster
                                 General Hospital Project), 5.50% due 3/15/2026                                       4,003

       BBB      Baa2      3,000  Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue
                                 Refunding Bonds (Saint Luke's Hospital of Bethlehem), 5.375% due 8/15/2033           2,774

       AAA      Aaa       5,000  Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Refunding Bonds
                                 (Pennsylvania Gas and Water Company Project), AMT, Series A, 7% due
                                 12/01/2017(a)                                                                        5,182

       NR*      Aaa       1,760  Neshaminy, Pennsylvania, School District, GO, 5% due 4/15/2023(d)                    1,805

       AAA      Aaa       2,675  North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due
                                 5/01/2027(f)                                                                         2,771


Portfolio  Abbreviations


To simplify the listings of MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes


MuniYield Pennsylvania Insured Fund

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Pennsylvania (concluded)

       AAA      Aaa     $ 3,000  Norwin, Pennsylvania, School District, GO, 6% due 4/01/2010(c)(e)               $    3,430

       NR*      Aaa       3,055  Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due
                                 1/15/2020(c)                                                                         3,321

       BBB      Baa2      6,500  Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                 Revenue Bonds (Sun Company Inc.-R & M Project), AMT, Series A, 7.60% due
                                 12/01/2024                                                                           6,738

       AAA      Aaa       8,000  Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 70A, 5.80% due
                                 10/01/2021(d)                                                                        8,316

       AAA      Aaa       1,505  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 60A,
                                 5.85% due 10/01/2027(d)(j)                                                           1,542

                                 Pennsylvania State, GO(d):
       AAA      Aaa       3,015      First Series, 5% due 6/01/2018                                                   3,143
       NR*      Aaa       5,500      RIB, Series 465X, 10.14% due 10/01/2019(g)                                       6,786

       AAA      Aaa       1,690  Pennsylvania State Higher Educational Facilities Authority, College and
                                 University Revenue Bonds (Marywood University Project), 5.50% due
                                 6/01/2018(d)                                                                         1,852

                                 Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC
                                 Health System), Series A:
       AAA      Aaa         175      5% due 8/01/2005(f)                                                                181
       A        NR*       3,000      6% due 1/15/2022                                                                 3,154

                                 Pennsylvania State IDA, EDR Refunding Bonds(a):
       AAA      Aaa       7,000      5.50% due 7/01/2020                                                              7,633
       AAA      Aaa       1,630      5.50% due 7/01/2021                                                              1,769

                                 Pennsylvania State Public School Building Authority Revenue Bonds (Lehigh Career
                                 and Technical Institute)(c):
       NR*      Aaa       3,585      5.125% due 10/01/2028                                                            3,639
       NR*      Aaa       2,000      5.25% due 10/01/2032                                                             2,050

                                 Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                 (The School District of Philadelphia Project)(f):
       AAA      Aaa      10,000      5.25% due 6/01/2025                                                             10,364
       AAA      Aaa       1,250      5.50% due 6/01/2028                                                              1,353
       AAA      Aaa      10,800      5% due 6/01/2033                                                                10,701

       AAA      NR*       7,500  Pennsylvania State Public School Building Authority, School Revenue Bonds,
                                 DRIVERS, Series 371, 9.131% due 6/01/2011(f)(g)                                      7,942

       AAA      NR*       7,500  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds,
                                 DRIVERS, Series 366, 9.63% due 6/01/2011(d)(g)                                       8,413

       AAA      Aaa       1,700  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding
                                 Bonds, Series A, 5% due 12/01/2023(a)                                                1,730

       NR*      NR*       3,900  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS,
                                 Series 460-Z, 9.63% due 6/01/2012(a)(g)                                              4,406

                                 Philadelphia, Pennsylvania, Authority for Industrial Development, Airport
                                 Revenue Refunding Bonds (Philadelphia Airport System Project), AMT,
                                 Series A(c):
       AAA      Aaa       4,000      5.50% due 7/01/2017                                                              4,291
       AAA      Aaa       3,655      5.50% due 7/01/2018                                                              3,901

       AAA      Aaa       9,125  Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                 Bonds (City of Philadelphia Project), Series A, 5.375% due 2/15/2027(d)              9,372

                                 Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                 Bonds, Series B(f):
       AAA      Aaa       3,000      5.50% due 10/01/2020                                                             3,262
       AAA      Aaa       4,680      5.50% due 10/01/2021                                                             5,066

       AAA      Aaa       2,500  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance,
                                 4th Series, 5.25% due 8/01/2022(f)                                                   2,619

       AAA      NR*       3,000  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                                 Authority, Hospital Revenue Refunding Bonds (Presbyterian Medical Center),
                                 6.65% due 12/01/2019(b)                                                              3,637

       AAA      Aaa       3,000  Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund
                                 Program), Series A, 5.50% due 12/01/2018(f)                                          3,275

       AAA      Aaa       1,750  Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds
                                 (Neighborhood Transformation), Series A, 5.50% due 4/15/2022(c)                      1,872

                                 Philadelphia, Pennsylvania, School District, GO:
       NR*      Aaa       5,000      RIB, Series 677, 9.89% due 8/01/2021(c)(g)                                       5,791
       AAA      Aaa       7,150      Series A, 5.75% due 2/01/2011(e)(f)                                              8,099
       AAA      Aaa       2,000      Series A, 5.50% due 2/01/2012(e)(f)                                              2,248
       AAA      Aaa       4,000      Series D, 5.25% due 6/01/2034(c)                                                 4,090

       AAA      Aaa       5,250  Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series A,
                                 5.25% due 11/01/2024(c)                                                              5,449

       A1+      VMIG1++   1,100  Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds,
                                 VRDN, 1.07% due 6/15/2023(f)(i)                                                      1,100

       AAA      Aaa       2,070  Pittsburgh, Pennsylvania, GO, Series A, 5.65% due 9/01/2009(c)(e)                    2,306

                                 Pittsburgh, Pennsylvania, Public Parking Authority, Parking Revenue Bonds(a):
       AAA      Aaa       1,460      5.80% due 12/01/2017                                                             1,628
       AAA      Aaa       1,525      5.85% due 12/01/2018                                                             1,707

       A-       NR*       3,100  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Health), Series A, 5.875% due 12/01/2031                                    3,141

                                 Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds(c):
       AAA      Aaa       4,500      5.375% due 3/01/2017                                                             4,837
       AAA      Aaa       2,525      5.375% due 3/01/2022                                                             2,687

       AAA      Aaa       2,565  Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                 (Capital Projects and Equipment Program), 6.15% due 12/01/2029(a)                    2,937

       NR*      Aaa       1,000  York County, Pennsylvania, School of Technology Authority, Lease Revenue
                                 Refunding Bonds, 5.50% due 2/15/2023(c)                                              1,071


Guam - 1.4%

       AAA      Aaa       2,500  A.B. Won Guam International Airport Authority, General Revenue Refunding
                                 Bonds, AMT, Series C, 5% due 10/01/2023(d)                                           2,502


Puerto Rico - 6.2%

       A        Baa1      1,000  Puerto Rico Commonwealth Highway and Transportation Authority,
                                 Transportation Revenue Bonds, Series B, 6% due 7/01/2005(e)                          1,051

       A        Aaa       2,000  Puerto Rico Commonwealth Highway and Transportation Authority,
                                 Transportation Revenue Refunding Bonds, Series J, 5.50% due 7/01/2022                2,131

                                 Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series I:
       A-       Baa1      2,500      5.50% due 7/01/2025                                                              2,621
       A-       Baa1      5,000      5.375% due 7/01/2034                                                             5,102

                                 Total Municipal Bonds (Cost - $241,621) - 143.4%                                   254,081


                         Shares
                           Held                         Short-Term Securities
                          1,831  CMA Pennsylvania Municipal Money Fund(h)                                             1,831

                                 Total Short-Term Securities (Cost - $1,831) - 1.0%                                   1,831

       Total Investments (Cost - $243,452**) - 144.4%                                                               255,912
       Other Assets Less Liabilities - 5.3%                                                                           9,287
       Preferred Shares, at Redemption Value - (49.7%)                                                             (88,008)
                                                                                                                 ----------
       Net Assets Applicable to Common Shares - 100.0%                                                           $  177,191
                                                                                                                 ==========

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) FSA Insured.

(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

CMA Pennsylvania Municipal Money Fund          (576)         $ 16


(i) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(j) FHA Insured.

* Not Rated.

** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:


                                                     (in Thousands)

Aggregate cost                                       $      243,506
                                                     ==============
Gross unrealized appreciation                        $       12,844
Gross unrealized depreciation                                 (438)
                                                     --------------
Net unrealized appreciation                          $       12,406
                                                     ==============


++ Highest short-term rating by Moody's Investors Service, Inc.

Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                          (in Thousands)

                                                Notional      Unrealized
                                                 Amount      Depreciation

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 4.136%

Broker, J.P. Morgan Chase Bank
  Expires September 2014                        $ 36,000      $ (1,101)



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Pennsylvania Insured Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Pennsylvania Insured Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Pennsylvania Insured Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Pennsylvania Insured Fund, Inc.


Date: September 17, 2004